Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted (Detail)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	1.43%		0.74%		1.08%
Expected lives	7 years 1 month 17 days		6 years 10 months 6 days		6 years 9 months 7 days
Expected volatility	52.03%	[1]	39.61%	[1]	36.88%	[1]
Expected dividends	1.55%		3.25%		1.85%

[1]	Expected volatility was based on the historical volatilities of Sony Corporation's common stock over the expected life of the stock acquisition rights.